EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
EARNINGS PER SHARE
Computation of basic and diluted earnings per share

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands, except per share amounts)

Numerator:
Income from continuing operations	$149,536	$174,589	$352,593	$347,771
Loss from discontinued operations	1	(19)	(14)	(19)
Net income	149,537	174,570	352,579	347,752
Adjustment for basic earnings per share:
Earnings allocated to unvested shareholders	(948)	(1,035)	(2,212)	(2,027)
Numerator for basic earnings per share:
From continuing operations	148,588	173,554	350,381	345,744
From discontinued operations	1	(19)	(14)	(19)
	148,589	173,535	350,367	345,725
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	3	8	9	17
Numerator for diluted earnings per share:
From continuing operations	148,591	173,562	350,390	345,761
From discontinued operations	1	(19)	(14)	(19)
	$148,592	$173,543	$350,376	$345,742
Denominator:
Denominator for basic earnings per share — weighted-average shares	107,646	107,692	107,812	107,417
Effect of dilutive shares from stock options and restricted stock	724	1,389	808	1,528
Denominator for diluted earnings per share — adjusted weighted-average shares	108,370	109,081	108,620	108,945
Basic earnings per common share:
Income from continuing operations	$1.38	$1.61	$3.25	$3.22
Income from discontinued operations	—	—	—	—
Net income	$1.38	$1.61	$3.25	$3.22
Diluted earnings per common share:
Income from continuing operations	$1.37	$1.59	$3.23	$3.17
Income from discontinued operations	—	—	—	—
Net income	$1.37	$1.59	$3.23	$3.17

	September 30,
	2014	2013	2012
	(in thousands)
Numerator:
Income from continuing operations	$708,766	$721,453	$573,609
Income (loss) from discontinued operations	(47)	15,186	7,436

Net income	708,719	736,639	581,045
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(4,145)	(3,842)	(2,246)

Numerator for basic earnings per share:
From continuing operations	704,621	717,611	571,363
From discontinued operations	(47)	15,186	7,436

	704,574	732,797	578,799
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	30	46	31
Numerator for diluted earnings per share:
From continuing operations	704,651	717,657	571,394
From discontinued operations	(47)	15,186	7,436

	$704,604	$732,843	$578,830

Denominator:
Denominator for basic earnings per share—weighted-average shares	107,800	106,286	106,819
Effect of dilutive shares from stock options and restricted stock	1,341	1,593	1,558

Denominator for diluted earnings per share—adjusted weighted-average shares	109,141	107,879	108,377

Basic earnings per common share:
Income from continuing operations	$6.54	$6.75	$5.35
Income from discontinued operations	—	0.14	0.07

Net income	$6.54	$6.89	$5.42

Diluted earnings per common share:
Income from continuing operations	$6.46	$6.65	$5.27
Income from discontinued operations	—	0.14	0.07

Net income	$6.46	$6.79	$5.34

Shares attributable to outstanding equity awards excluded from the calculation of diluted earnings per share

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands, except per share amounts)

Shares excluded from calculation of diluted earnings per share	667	215	667	256
Weighted-average price per share	$72.85	$79.67	$72.85	$79.67

	2014	2013	2012
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	215	743	446
Weighted-average price per share	$79.67	$57.27	$59.68